Hedging Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Summary of Forward Foreign Currency Contracts

As of June 30, 2026 and December 31, 2025, the Group held the following forward foreign currency contracts:

	Maturity
	Less than 12 months	Greater than 12 months	Total
(in EUR and thousands)
Forward foreign currency contracts
As of June 30, 2026
Notional amount	€748,250	€948,900	€1,697,150
Weighted-average forward price (EUR/USD)	1.15	1.18	1.16
As of December 31, 2025
Notional amount	€500,000	€—	€500,000
Weighted-average forward price (EUR/USD)	1.10	—	1.10

Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position

The impact of the hedging instruments on the interim condensed consolidated statements of financial position as of June 30, 2026 and December 31, 2025 was as follows:

	Notional amount	Carrying amount	Financial statement line item	Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness
(in USD and thousands except notional amount in EUR and thousands)
Forward foreign currency contracts
As of June 30, 2026	€1,697,150	$11,763	Prepaid expenses and other current assets	$(29,009)
		$90	Other non-current assets
		$8,014	Accrued expenses and other current liabilities
		$7,052	Other non-current liabilities
As of December 31, 2025	€500,000	$40,615	Prepaid expenses and other current assets	$103,553

Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss)

For the three and six months ended June 30, 2026 and 2025, the effect of the cash flow hedges in the interim condensed consolidated statements of operations and the interim condensed consolidated statements of other comprehensive income (loss) was as follows:

	Amount of total hedging (loss)/gain recognized in the interim condensed consolidated statement of other comprehensive income (loss)	Amount of gain/(loss) reclassified from the interim condensed consolidated statement of other comprehensive income (loss) to the interim condensed consolidated statement of operations	Interim condensed consolidated statement of operations line item
(in USD and thousands)
Highly probable forecasted expenditures
Three months ended June 30, 2026	$(12,562)	$12,312	$5,288 Direct costs of cruise, land and onboard $7,024 Vessel operating
Three months ended June 30, 2025	$78,297	$5,679	$2,410 Direct costs of cruise, land and onboard $3,269 Vessel operating
Six months ended June 30, 2026	$(29,009)	$14,819	$5,558 Direct costs of cruise, land and onboard $9,261 Vessel operating
Six months ended June 30, 2025	$115,992	$4,946	$2,360 Direct costs of cruise, land and onboard $2,586 Vessel operating

Summary of Reconciliation of Cash Flow Hedge Component of Equity

Set out below is a reconciliation of the cash flow hedge component of equity for the six months ended June 30, 2026 and 2025:

	Cash flow hedge
	2026	2025
(in USD and thousands)
As of January 1	$40,615	$(39,797)
Effective portion of changes in fair value arising from:
Forward foreign currency contracts - forecasted expenditures	(29,009)	115,992
Amount reclassified to the interim condensed consolidated statements of operations
Maturity of effective hedges	(14,819)	(4,946)
As of June 30	$(3,213)	$71,249